UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Global High Income Fund (JGH)
March 31, 2015

Shares		Description (1)	Coupon		Ratings (2)	Value

		LONG-TERM INVESTMENTS – 139.5% (98.8% of Total Investments)

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 3.6% (2.5% of Total Investments)

		Banks - 1.8%
18,425		Citigroup Inc.	7.125%		BB+	$ 509,267
150,000		Citigroup Inc.	6.875%		BB+	4,089,000
50,000		ING Groep N.V	7.200%		Ba1	1,289,500
50,000		ING Groep N.V	7.050%		Ba1	1,285,000
20,000		Regions Financial Corporation	6.375%		BB	504,200
37,718		Zions Bancorporation	6.300%		BB-	985,194
		Total Banks				8,662,161
		Capital Markets - 0.4%
65,000		Morgan Stanley	7.125%		BB	1,850,550
		Consumer Finance - 0.5%
99,665		Discover Financial Services	6.500%		BB-	2,583,317
		Food Products - 0.3%
50,000		CHS Inc.	7.100%		N/R	1,350,500
		Insurance - 0.2%
25,000		Hartford Financial Services Group Inc.	7.875%		BB+	768,000
		Real Estate Investment Trust - 0.4%
23,000		Northstar Realty Finance Corporation	8.750%		N/R	607,200
50,000		Summit Hotel Properties Inc.	7.125%		N/R	1,291,500
		Total Real Estate Investment Trust				1,898,700
		Total $25 Par (or similar) Retail Preferred (cost $16,563,876)				17,113,228

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
		CORPORATE BONDS – 119.4% (84.6% of Total Investments)
		Aerospace & Defense – 0.5%
$ 2,421		Bombardier Inc., 144A	6.000%	10/15/22	B+	$ 2,272,714
		Airlines - 0.9%
300		Air Canada, 144A	6.750%	10/01/19	BB+	320,250
3,500		Air Canada, 144A	7.750%	4/15/21	B	3,745,000
		Total Airlines				4,065,250
		Auto Components - 3.3%
1,165		American & Axle Manufacturing Inc.	6.625%	10/15/22	BB-	1,249,462
2,750		Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	2,839,375
3,000		MPG Holdco I Inc., 144A	7.375%	10/15/22	B+	3,206,250
1,800		Schaeffler Holding Finance BV, 144A	6.250%	11/15/19	B1	1,903,500
3,300		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	3,267,000
3,100		Tenneco Inc.	5.375%	12/15/24	BB+	3,224,000
		Total Auto Components				15,689,587
		Automobiles - 0.0%
200	EUR	Fiat Finance & Trade SA, Reg S	7.000%	3/23/17	BB-	236,286
		Banks - 2.4%
1,000		Banco Do Brasil, 144A	9.000%	12/18/64	Ba2	861,830
2,000		Credit Agricole SA, 144A	6.625%	12/23/64	BB+	2,005,000
1,320		JPMorgan Chase & Company	6.750%	12/31/49	BBB-	1,432,200
3,500		Popular Inc.	7.000%	7/01/19	BB-	3,517,500
2,500		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB-	2,780,143
250	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	B+	268,705
445		Standard Chartered PLC, 144A	5.700%	3/26/44	A+	496,523
		Total Banks				11,361,901
		Beverages - 0.8%
3,500		Cott Beverages USA Inc., 144A	6.750%	1/01/20	B-	3,622,500
		Building Products - 1.8%
3,500		Builders FirstSource, Inc., 144A	7.625%	6/01/21	B	3,526,250
2,000		Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B-	2,120,000
3,250		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	3,103,750
		Total Building Products				8,750,000
		Chemicals - 1.7%
3,000		Hexion US Finance	6.625%	4/15/20	B3	2,745,000
2,500		Ineos Group Holdings SA, 144A	6.125%	8/15/18	B-	2,512,500
2,000		Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	2,065,000
800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB-	870,000
		Total Chemicals				8,192,500
		Commercial Services & Supplies - 4.8%
2,500		ABX Group Inc.	6.375%	12/01/19	Ba3	2,487,500
2,000		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	2,090,000
3,300		ADT Corporation	6.250%	10/15/21	BBB-	3,514,500
3,477		Casella Waste Systems Inc.	7.750%	2/15/19	B-	3,477,000
2,345		Clean Harbors Inc.	5.250%	8/01/20	BB+	2,397,763
3,100		Covanta Holding Corporation	5.875%	3/01/24	Ba3	3,208,500
3,000		GFL Environmental Corporation, 144A	7.875%	4/01/20	B	3,030,000
1,500		R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	1,593,750
1,090	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B2	1,069,471
		Total Commercial Services & Supplies				22,868,484
		Construction & Engineering - 0.9%
1,500		Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	1,473,750
1,100		Shea Homes LP, 144A	6.125%	4/01/25	B+	1,108,250
15,000	NOK	VV Holding AS, 144A	6.880%	7/10/19	N/R	1,810,830
		Total Construction & Engineering				4,392,830
		Construction Materials - 2.0%
4,000		Cemex SAB de CV, 144A	5.700%	1/11/25	BB-	3,946,000
3,500		Norbord Inc., 144A	5.375%	12/01/20	Ba2	3,421,250
2,025		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB-	2,070,562
		Total Construction Materials				9,437,812
		Consumer Finance - 2.1%
2,000		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	2,010,000
2,250		Credit Acceptance Corporation, 144A	7.375%	3/15/23	BB	2,219,062
3,000		Enova International, Inc., 144A	9.750%	6/01/21	B	2,850,000
2,500		First Data Corporation	11.750%	8/15/21	CCC+	2,890,625
		Total Consumer Finance				9,969,687
		Containers & Packaging - 2.8%
3,000		Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	CCC+	3,037,500
3,000		Beverage Packaging Holdings Luxembourg II SA / Issuer Inc., 144A	6.000%	6/15/17	CCC+	3,007,500
350	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	275,650
2,000		Cascades Inc., 144A	5.500%	7/15/22	Ba3	2,030,000
2,750		Coveris Holdings SA, 144A	7.875%	11/01/19	B-	2,811,875
2,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B-	2,050,000
		Total Containers & Packaging				13,212,525
		Diversified Consumer Services - 1.3%
2,980		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	2,473,400
2,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	3,746,627
		Total Diversified Consumer Services				6,220,027
		Diversified Financial Services - 2.6%
1,000		CNG Holdings Inc., 144A	9.375%	5/15/20	B-	717,500
3,300		Fly Leasing Limited	6.750%	12/15/20	BB	3,370,125
3,000		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	2,782,500
3,215		Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	3,295,375
2,250		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	BB-	2,356,875
		Total Diversified Financial Services				12,522,375
		Diversified Telecommunication Services - 3.2%
3,500		CenturyLink Inc.	7.650%	3/15/42	BB+	3,578,750
3,500		IntelSat Jackson Holdings	6.625%	12/15/22	CCC+	3,377,500
1,500		Level 3 Financing Inc.	8.625%	7/15/20	BB	1,625,625
3,500		WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	3,762,500
3,450		Windstream Corporation	6.375%	8/01/23	BB	3,096,375
		Total Diversified Telecommunication Services				15,440,750
		Electric Utilities - 1.3%
3,915		Intergen NV, 144A	7.000%	6/30/23	B+	3,787,763
2,300		RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB-	2,265,500
		Total Electric Utilities				6,053,263
		Energy Equipment & Services - 1.1%
905		Precision Drilling Corporation, 144A	5.250%	11/15/24	Ba1	755,675
1,000		Seventy Seven Energy Inc.	6.625%	11/15/19	Ba3	747,500
2,000		Seventy Seven Energy Inc.	6.500%	7/15/22	B2	910,000
2,920		Weatherford International PLC	7.000%	3/15/38	BBB-	2,764,644
		Total Energy Equipment & Services				5,177,819
		Food & Staples Retailing - 2.2%
2,500		Kehe Distributors LLC Finance, 144A	7.625%	8/15/21	B-	2,653,125
2,000	EUR	Picard Bondco SA, 144A	7.750%	2/01/20	B-	2,314,584
1,700		Rite Aid Corporation, 144A, WI/DD	6.125%	4/01/23	B	1,742,500
3,500		Supervalu Inc.	7.750%	11/15/22	B	3,727,500
		Total Food & Staples Retailing				10,437,709
		Food Products - 3.1%
3,350		Diamond Foods Inc., 144A	7.000%	3/15/19	CCC+	3,450,500
3,000		Dole Food Company, 144A	7.250%	5/01/19	CCC+	3,045,000
3,300		JBS Investments GmbH, 144A	7.250%	4/03/24	BB	3,366,000
2,000		Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	2,160,000
3,000		Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	2,835,000
		Total Food Products				14,856,500
		Gas Utilities - 2.6%
4,000		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	4,290,000
3,400		Ferrellgas LP	8.625%	6/15/20	B-	3,510,500
1,900		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,942,750
2,765		Suburban Propane Partners LP	5.500%	6/01/24	BB-	2,834,125
		Total Gas Utilities				12,577,375
		Health Care Equipment & Supplies - 0.9%
2,000		Tenet Healthcare Corporation	8.125%	4/01/22	B3	2,205,000
2,202		Tenet Healthcare Corporation	6.875%	11/15/31	B3	2,036,850
		Total Health Care Equipment & Supplies				4,241,850
		Health Care Providers & Services - 3.0%
3,000		Acadia Healthcare	5.125%	7/01/22	B-	3,003,750
3,000		Community Health Systems, Inc.	6.875%	2/01/22	B+	3,206,250
3,000		Kindred Escrow Corporation, 144A	8.750%	1/15/23	B2	3,285,000
2,370		Select Medical Corporation	6.375%	6/01/21	B-	2,344,819
2,335		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B-	2,352,512
		Total Health Care Providers & Services				14,192,331
		Hotels, Restaurants & Leisure - 2.8%
3,450		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B-	3,570,750
3,000		MGM Resorts International Inc.	7.750%	3/15/22	BB	3,378,750
2,000		Scientific Games Corporation, 144A	7.000%	1/01/22	BB-	2,045,000
1,500		Scientific Games Corporation, 144A	10.000%	12/01/22	B	1,402,500
3,350		Wynn Macau Limited, 144A	5.250%	10/15/21	BB	3,174,125
		Total Hotels, Restaurants & Leisure				13,571,125
		Household Durables - 2.8%
3,000		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB-	3,135,000
2,000		KB Home	7.625%	5/15/23	B+	2,050,000
3,000		Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	3,120,000
2,000		RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	2,035,000
2,720		Standard Pacific Corporation	5.875%	11/15/24	B+	2,794,800
		Total Household Durables				13,134,800
		Independent Power & Renewable Electricity Producers - 2.1%
2,875		Abengoa Yield PLC, 144A	7.000%	11/15/19	N/R	2,961,250
2,000		Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	6.750%	11/01/19	B+	2,070,000
1,500		GenOn Energy Inc.	7.875%	6/15/17	B	1,492,500
3,275		GenOn Energy Inc.	9.500%	10/15/18	B	3,340,500
		Total Independent Power & Renewable Electricity Producers				9,864,250
		Industrial Conglomerates - 0.8%
800		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB-	851,600
3,050		Stena AB, 144A	7.000%	2/01/24	BB	2,958,500
		Total Industrial Conglomerates				3,810,100
		Insurance - 0.5%
2,575		Genworth Holdings Inc.	4.800%	2/15/24	Ba1	2,166,219
		Internet Software & Services - 0.9%
4,000		Equinix Inc.	5.750%	1/01/25	BB	4,170,000
		IT Services - 0.8%
3,600		Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	CCC+	3,618,000
		Machinery - 1.4%
1,000		Commercial Vehicle Group	7.875%	4/15/19	B	1,037,500
2,250		Terex Corporation	6.000%	5/15/21	BB	2,306,250
3,500		Vander Intermediate Holding II Corp., 144A	9.750%	2/01/19	CCC+	3,526,250
		Total Machinery				6,870,000
		Marine - 1.7%
3,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B	2,925,000
2,000		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	2,010,000
3,500		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	3,395,000
		Total Marine				8,330,000
		Media - 9.8%
3,500		Altice S.A, 144A	7.750%	5/15/22	B	3,559,062
3,500		CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB-	3,657,500
3,325		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B-	3,320,844
3,000		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	3,067,500
2,500		Harron Communications Finance, 144A	9.125%	4/01/20	BB-	2,737,500
2,000		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	2,065,000
1,000		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B-	1,040,000
2,400		Numericable Group SA, 144A	4.875%	5/15/19	Ba3	2,388,000
2,700		Numericable Group SA, 144A	6.000%	5/15/22	Ba3	2,733,750
3,000		Quebecor Media Inc.	5.750%	1/15/23	B+	3,090,000
3,000		Sinclair Television Group	6.375%	11/01/21	B+	3,172,500
2,590		Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	2,700,075
1,500		SiTV Inc., 144A	10.375%	7/01/19	B-	1,342,500
2,250		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	2,379,375
2,500	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,018,278
4,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	4,150,000
3,000		WMG Acquisition Group, 144A	6.000%	1/15/21	B+	3,060,000
		Total Media				46,481,884
		Metals & Mining - 9.2%
2,000		AK Steel Corporation	7.625%	10/01/21	B-	1,620,000
1,500		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,413,774
3,000		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,787,882
485		ArcelorMittal	7.000%	2/25/22	Ba1	531,075
2,000		AuRico Gold Inc., 144A	7.750%	4/01/20	B	1,960,000
2,750		Century Aluminum Company, 144A	7.500%	6/01/21	BB-	2,846,250
3,500		Cliffs Natural Resources Inc.	5.900%	3/15/20	B3	1,995,000
583		Coeur d’Alene Mines Corporation	7.875%	2/01/21	B+	497,008
1,500		Compania Minera Ares SAC., 144A	7.750%	1/23/21	BB+	1,483,125
2,500		Constellium N.V, 144A	8.000%	1/15/23	B1	2,618,750
3,000		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	2,917,500
3,000		First Quantum Minerals Limited, 144A	7.250%	5/15/22	BB	2,767,500
3,000		FMG Resources, 144A	8.250%	11/01/19	BB+	2,580,000
2,303		Imperial Metals Corporation, 144A	7.000%	3/15/19	CCC+	2,193,607
4,000		Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	4,150,000
320		Teck Resources Limited	6.250%	7/15/41	BBB	310,010
1,500		Tempel Steel Company, 144A	12.000%	8/15/16	CCC+	1,271,250
2,550		Tupy S/A, 144A	6.625%	7/17/24	BB	2,448,000
2,485		Vale Overseas Limited	6.875%	11/10/39	BBB+	2,400,460
2,000		Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	1,781,980
3,000		Westmoreland Coal Co, 144A	8.750%	1/01/22	B	3,015,000
		Total Metals & Mining				43,588,171
		Multiline Retail - 0.3%
1,300		J.C. Penney Company Inc.	8.125%	10/01/19	Caa2	1,274,000
		Oil, Gas & Consumable Fuels - 18.5%
500		Alpha Natural Resources Inc., 144A	7.500%	8/01/20	B+	208,619
3,200	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	2,526,548
375		Bill Barrett Corporation	7.000%	10/15/22	B2	326,016
1,745		Bonanza Creek Energy Inc.	5.750%	2/01/23	B-	1,605,400
2,000		Breitburn Energy Partners LP	7.875%	4/15/22	B-	1,440,000
1,500		California Resources Corporation, 144A	6.000%	11/15/24	BB	1,316,250
4,000		Calumet Specialty Products, 144A	6.500%	4/15/21	B+	3,880,000
1,500		Carrizo Oil and Gas Inc.	8.625%	10/15/18	B	1,563,750
1,500		Chaparral Energy Inc.	9.875%	10/01/20	B-	1,110,000
2,707		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	2,727,302
3,000		Denbury Resources Inc.	5.500%	5/01/22	BB	2,692,500
1,500		Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B-	1,005,000
1,500		Energy XXI Gulf Coast Inc., 144A	11.000%	3/15/20	BB	1,426,875
750		EnQuest PLC, 144A	7.000%	4/15/22	B	532,500
2,000		Everest Acquisition LLC Finance	9.375%	5/01/20	B	2,095,000
2,750		Gibson Energy, 144A	6.750%	7/15/21	BB	2,805,000
2,600		Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	2,561,000
1,000		Halcon Resources Corporation. `	8.875%	5/15/21	CCC+	695,000
2,000		Kazmunaygas National, 144A	6.375%	4/09/21	BBB	1,994,000
2,200		Linn Energy LLC Finance Corporation	8.625%	4/15/20	B1	1,875,500
3,800		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	3,648,000
1,500		MEG Energy Corporation, 144A	6.375%	1/30/23	BB-	1,380,000
1,475		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	1,095,188
2,000		Oasis Petroleum Inc.	6.875%	3/15/22	B+	1,950,000
1,900	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B+	1,477,636
3,000		PBF Holding Company LLC	8.250%	2/15/20	BB+	3,168,750
3,500		Penn Virginia Corporation	8.500%	5/01/20	B-	3,290,000
4,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa3	4,166,400
2,000		Petrobras International Finance Company	7.875%	3/15/19	BBB-	2,035,920
2,800		Reliance Industries Limited, 144A	5.875%	8/05/63	BBB+	2,817,220
3,478		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	3,425,830
1,500		RSP Permian Inc., 144A	6.625%	10/01/22	B-	1,507,500
3,021		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	3,040,818
1,750		Sanchez Energy Corporation	7.750%	6/15/21	B-	1,697,500
1,500		Sandridge Energy Inc.	7.500%	2/15/23	B2	915,000
1,500		Seadrill Limited, 144A	6.625%	9/15/20	N/R	1,113,750
2,000		SM Energy Company, 144A	6.125%	11/15/22	BB	1,990,000
2,000		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	2,080,000
500		Sunoco LP/Sunoco Finance Corp., 144A	6.375%	4/01/23	BB	515,000
2,500		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	2,587,500
3,750		Transocean Inc.	6.800%	3/15/38	BBB-	2,690,625
1,950		Vanguard Natural Resources Finance	7.875%	4/01/20	B	1,784,250
3,700		Western Refining Inc.	6.250%	4/01/21	B+	3,681,500
1,700		Whiting Petroleum Corporation	5.000%	3/15/19	BB	1,670,250
		Total Oil, Gas & Consumable Fuels				88,114,897
		Paper & Forest Products - 4.0%
3,220		Domtar Corporation	6.750%	2/15/44	BBB-	3,710,747
3,300		Louisiana Pacific Corporation	7.500%	6/01/20	BB	3,522,750
3,000		Mercer International Inc.	7.750%	12/01/22	B+	3,180,000
3,000		Millar Western Forest Products Ltd	8.500%	4/01/21	B-	3,045,000
3,000		Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	3,146,250
2,500		Tembec Industries, Inc., 144A	9.000%	12/15/19	B-	2,537,500
		Total Paper & Forest Products				19,142,247
		Personal Products - 0.9%
4,000		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	4,290,000
		Pharmaceuticals - 1.5%
3,305		Endo Finance LLC, 144A	5.750%	1/15/22	B+	3,387,625
3,780		VP Escrow Corporation, 144A	6.375%	10/15/20	B1	3,926,475
		Total Pharmaceuticals				7,314,100
		Real Estate Investment Trust - 0.5%
475		ARC Property Operating Partnership LP, Clark Acquisition LLC	4.600%	2/06/24	BB+	461,938
2,000		CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corporation, 144A	5.875%	3/15/25	BB-	2,115,000
		Total Real Estate Investment Trust				2,576,938
		Real Estate Management & Development - 2.0%
2,000		Country Garden Holding Company, 144A	7.500%	1/10/23	BB+	1,935,000
1,200		Gemdale International Investment Limited, Reg S	7.125%	11/16/17	Ba3	1,221,504
2,250		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,306,250
4,000		Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	3,850,000
		Total Real Estate Management & Development				9,312,754
		Road & Rail - 1.4%
3,000		Hertz Corporation	7.375%	1/15/21	B	3,150,000
3,500		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	3,500,000
		Total Road & Rail				6,650,000
		Semiconductors & Semiconductor Equipment - 0.6%
3,500		Advanced Micro Devices, Inc.	7.000%	7/01/24	B	3,018,750
		Software - 1.4%
3,390		BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,101,850
3,500		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB-	3,658,550
		Total Software				6,760,400
		Specialty Retail - 1.8%
2,500		Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A	8.000%	10/15/21	CCC+	2,650,000
2,787		The Men’s Warehouse Inc., 144A	7.000%	7/01/22	B2	2,933,318
3,000		Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	3,033,750
		Total Specialty Retail				8,617,068
		Technology Hardware, Storage & Peripherals - 0.7%
3,075		NCR Corporation	6.375%	12/15/23	BB	3,274,875
		Textiles, Apparel & Luxury Goods - 0.6%
3,250		Polymer Group Inc., 144A	6.875%	6/01/19	CCC+	3,103,750
		Wireless Telecommunication Services - 7.1%
17,000	SEK	AINMT Scandinavia Holdings AB, Reg S	9.750%	3/19/19	N/R	2,092,393
2,800		Colombia Telecommunications S.A. ESP, 144A	5.375%	9/27/22	BB	2,851,660
3,000		Colombia Telecommunications S.A. ESP, 144A	8.500%	9/30/65	B+	3,008,100
3,800		Digicel Limited, 144A	6.000%	4/15/21	B1	3,610,000
3,000		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	3,165,000
2,789		Frontier Communications Corporation	6.250%	9/15/21	BB	2,795,972
2,400		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	2,400,000
2,500		Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	2,640,625
4,000		Sprint Corporation	7.250%	9/15/21	B+	4,020,000
4,000		T-Mobile USA Inc.	6.731%	4/28/22	BB	4,210,000
2,800		Wind Acquisition Finance SA, 144A	4.750%	7/15/20	Ba3	2,807,000
		Total Wireless Telecommunication Services				33,600,750
		Total Corporate Bonds (cost $573,142,580)				568,447,153

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.6% (5.4% of Total Investments)
		Banks - 3.9%
$ 4,300		Barclays PLC	8.250%	N/A (4)	BB+	$ 4,607,089
1,000		Credit Agricole SA, 144A	7.875%	N/A (4)	BB+	1,059,045
3,705		Lloyd’s Banking Group PLC	7.500%	N/A (4)	BB	3,936,562
1,000		Royal Bank of Scotland Group PLC	7.640%	N/A (4)	B+	1,095,000
2,000		Bank of America Corporation	6.500%	N/A (4)	BB	2,115,000
2,220		Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	2,755,575
500		HSBC Holdings PLC	6.375%	N/A (4)	BBB	510,625
475		Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	490,143
2,000		Societe Generale, 144A	7.875%	N/A (4)	BB+	2,065,000
		Total Banks				18,634,039
		Capital Markets - 0.9%
200	EUR	Baggot Securities Limited, 144A	10.240%	N/A (4)	N/R	226,104
4,285		Deutsche Bank AG	7.500%	N/A (4)	BB+	4,359,987
		Total Capital Markets				4,586,091
		Diversified Financial Services - 0.4%
2,000		Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (4)	Ba3	2,000,000
		Energy Equipment & Services - 0.5%
2,000	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB+	2,323,616
		Insurance - 1.9%
570		Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	533,663
2,000		XL Capital Ltd	6.500%	N/A (4)	BBB	1,770,000
2,000		CNP Assurances, Reg S	7.500%	N/A (4)	BBB+	2,220,568
2,000		La Mondiale SAM, Reg S	7.625%	N/A (4)	BBB-	2,217,500
2,000		QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB-	2,160,000
		Total Insurance				8,901,731
		Total $1,000 Par (or similar) Institutional Preferred (cost $35,857,030)				36,445,477

Principal Amount (000)	(3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 7.3% (5.2% of Total Investments)
		Argentina - 0.5%
$ 2,500		Republic of Argentina	7.000%	10/03/15	N/R	$ 2,423,750
		Brazil - 1.2%
19,500	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/21	BBB+	5,553,713
		Costa Rica - 0.1%
400		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	407,000
		Mexico - 2.4%
173,300	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A3	11,367,246
		South Africa - 1.7%
39,000	ZAR	Republic of South Africa	8.250%	9/15/17	BBB+	3,314,630
43,000	ZAR	Republic of South Africa	6.750%	3/31/21	BBB+	3,438,157
12,800	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	1,272,296
		Total South Africa				8,025,083
		Sri Lanka - 0.4%
2,000		Republic of Sri Lanka, 144A	6.000%	1/14/19	BB-	2,050,000
		Turkey - 1.0%
12,500	TRY	Republic of Turkey, Government Bond	10.700%	2/24/16	BBB	4,883,170
		Total Sovereign Debt (cost $40,216,207)				34,709,962

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 1.6% (1.1% of Total Investments)

$ 614		Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	$ 506,375
404		CAM Mortgage Trust 2013-1, 144A	5.500%	12/15/53	N/R	404,373
1,275		CAM Mortgage Trust 2014-2, 144A	4.450%	5/15/48	N/R	1,279,450
2,826		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	2,809,039
331		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	310,611
677		Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	676,998
1,500		Vericrest Opportunity Loan Transferee, Series 2014-NPL7, 144A	4.750%	8/27/57	N/R	1,486,833
$ 7,627		Total Asset-Backed and Mortgage-Backed Securities (cost $7,397,630)				7,473,679
		Total Long-Term Investments (cost $673,177,323)				664,189,499

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS – 1.7% (1.2% of Total Investments)
$ 8,015		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $8,015,378, collateralized by $7,865,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $8,179,600	0.000%	4/01/15		$ 8,015,378
		Total Short-Term Investments (cost $8,015,378)				8,015,378
		Total Investments (cost $681,192,701) - 141.2%				672,204,877
		Borrowings – (42.5)% (5), (6)				(202,500,000)
		Other Assets Less Liabilities – 1.3% (7)				6,319,773
		Net Assets – 100%				$ 476,024,650

Investments in Derivatives as of March 31, 2015

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount	In Exchange	Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(Depreciation)
Bank of America	Pound Sterling	2,000,000	U.S. Dollar	3,058,434	4/30/15	$ 92,178
Bank of America	Turkish Lira	12,900,000	U.S. Dollar	5,030,220	4/30/15	104,785
Goldman Sachs	Canadian Dollar	3,200,000	U.S. Dollar	2,550,736	4/30/15	25,090
Goldman Sachs	Canadian Dollar	8,447,979	U.S. Dollar	6,741,557	4/30/15	73,867
Goldman Sachs	Euro	4,681,000	U.S. Dollar	5,137,814	5/22/15	101,241
Goldman Sachs	Norwegian Krone	14,900,000	U.S. Dollar	1,969,446	4/30/15	121,118
Goldman Sachs	Swedish Krona	5,400,000	U.S. Dollar	643,200	4/30/15	15,928
Goldman Sachs	Swedish Krona	12,000,000	U.S. Dollar	1,457,156	4/30/15	63,219
Goldman Sachs	U.S. Dollar	257,983	Norwegian Krone	1,960,000	4/30/15	(14,847)
Goldman Sachs	U.S. Dollar	2,374,423	Canadian Dollar	3,000,000	4/30/15	(6,630)
						$ 575,949

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
JPMorgan	$ 22,469,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$ (234,371)
JPMorgan	22,469,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(433,934)
	$ 44,938,000							$ (668,305)

Futures Contracts outstanding:

					Variation
				Notional	Margin	Unrealized
	Contract	Number of	Contract	Amount	Receivable/	Appreciation
Description	Position	Contracts	Expiration	at Value	(Payable)	(Depreciation)
U.S. Treasury 5-Year Note	Short	(313)	6/15	$ (37,626,024)	$ (63,578)	$ (321,043)
U.S. Treasury 10-Year Note	Short	(322)	6/15	(41,507,812)	(100,625)	(453,509)
				$ (79,133,836)	$ (164,203)	$ (774,552)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	$ 25 Par (or similar) Retail Preferred	$ 17,113,228	$ –	$ –	$ 17,113,228
	Corporate Bonds	–	568,447,153	–	568,447,153
	$ 1,000 Par (or similar) Institutional Preferred	–	36,445,477	–	36,445,477
	Sovereign Debt	–	34,709,962	–	34,709,962
	Asset-Backed and Mortgage-Backed Securities	–	7,473,679	–	7,473,679
Short-Term Investments:
	Repurchase Agreements	–	8,015,378	–	8,015,378
Investments in Derivatives:
	Forward Foreign Currency Exchange Contracts*	–	575,949	–	575,949
	Interest Rate Swaps*	–	(668,305)	–	(668,305)
	Futures Contracts*	(774,552)	–	–	(774,552)
	Total	$ 16,338,676	$ 654,999,293	$ –	$ 671,337,969

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency exchange contracts, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $681,934,638.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
	Appreciation				$ 8,778,095
	Depreciation				(18,507,856)
	Net unrealized appreciation (depreciation) of investments				$ (9,729,761)

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Borrowings as a percentage of Total Investments is 30.1%.
(6)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand
USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global High Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015